Compensation Receivable for Consumption Tax, Net (Details) - 6 months ended Sep. 30, 2025 $ in Millions, ¥ in Billions	USD ($)	JPY (¥)
Compensation Receivable For Consumption Tax, Net [Line Items]
Due from third parties	$ 9.5	¥ 1.4